Schedule of related parties and their relationships (Details)	6 Months Ended
Jun. 30, 2024
Mains D’ Or Investments Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd